Combined Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, taxes	$ 21	$ (12)	$ (99)	$ (94)	$ 120
Employee benefit plans, taxes	1	$ (1)	29	8	(2)
Gain (loss) on derivatives and hedges, taxes	$ 13		$ 3	$ 0	$ 0